Income Taxes (Detail 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Currently payable
Federal	$ 837	$ 88	$ 882
State	73	13	14
International	796	586	820
Deferred
Federal	55	489	(168)
State	43	56	34
International	(212)	156	6
Total provision for income taxes	$ 1,592	$ 1,388	$ 1,588